Receivables, net (Tables)	12 Months Ended
Jan. 02, 2016
Receivables [Abstract]
Schedule of Accounts Receivable [Table Text Block]
Receivables consist of the following:

	January 2, 2016	January 3, 2015
Trade	$379,832	$360,922
Vendor	229,496	222,476
Other	14,218	12,579
Total receivables	623,546	595,977
Less: Allowance for doubtful accounts	(25,758)	(16,152)
Receivables, net	$597,788	$579,825